RELATED PARTY NOTES PAYABLE, AND ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
RELATED PARTY NOTES PAYABLE, AND ACCRUED EXPENSES AND OTHER LIABILITIES

NOTE 5 – RELATED PARTY NOTES PAYABLE, AND ACCRUED EXPENSES AND OTHER LIABILITIES

As of December 31, 2022, and December 31, 2021, the amount due to related parties was $29,740 and $-0-, respectively. Additionally, the Company has $14,704 in accrued expenses and other liabilities as of December 31, 2022, and December 31, 2021. The total balance of these liabilities dates back to 2016.